Investment Securities - Carrying Amounts and Fair Values of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 101,131	$ 89,351
Gross Unrealized Gains	1,119	2,411
Gross Unrealized Losses	1,970	124
Fair Value	100,280	91,638
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	20,992	18,731
Gross Unrealized Gains	502	846
Gross Unrealized Losses	208	1
Fair Value	21,286	19,576
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,931	21,689
Gross Unrealized Gains	145	485
Gross Unrealized Losses	776
Fair Value	34,300	22,174
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,871	40,766
Gross Unrealized Gains	121	379
Gross Unrealized Losses	986	123
Fair Value	37,006	41,022
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,337	8,165
Gross Unrealized Gains	351	701
Gross Unrealized Losses
Fair Value	$ 7,688	$ 8,866